UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Index Equity Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master S&P 500 Index Series of Quantitative Master Series LLC	$562,165,281
Total Investments (Cost - $499,915,811) – 100.1%	562,165,281
Liabilities in Excess of Other Assets – (0.1)%	(432,436)
Net Assets – 100.0%	$561,732,845

BlackRock Index Equity Portfolio (the “Portfolio”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Portfolio. As of March 31, 2012, the value of the investment and the percentage owned by the Portfolio of the Series was $562,165,281 and 22.3%, respectively.

•	The Portfolio records its investment in the Series at fair value. The Portfolio’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Portfolio’s investment in the Series was classified as Level 2.

BLACKROCK FUNDS	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
The Boeing Co.	145,053	$10,787,591
General Dynamics Corp.	69,411	5,093,379
Goodrich Corp.	24,473	3,069,893
Honeywell International, Inc.	150,821	9,207,622
L-3 Communications Holdings, Inc.	19,260	1,363,030
Lockheed Martin Corp.	51,859	4,660,050
Northrop Grumman Corp.	49,147	3,001,899
Precision Castparts Corp.	28,238	4,882,350
Raytheon Co.	66,118	3,489,708
Rockwell Collins, Inc.	28,837	1,659,858
Textron, Inc.	54,413	1,514,314
United Technologies Corp.	177,037	14,683,449
		63,413,143
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	31,780	2,081,272
Expeditors International of Washington, Inc.	41,262	1,919,096
FedEx Corp.	61,174	5,625,561
United Parcel Service, Inc., Class B	186,482	15,052,827
		24,678,756
Airlines — 0.0%
Southwest Airlines Co.	150,403	1,239,321
Auto Components — 0.3%
BorgWarner, Inc. (a)	21,236	1,791,044
The Goodyear Tire & Rubber Co. (a)	46,976	527,071
Johnson Controls, Inc.	132,427	4,301,229
		6,619,344
Automobiles — 0.5%
Ford Motor Co.	739,306	9,233,932
Harley-Davidson, Inc.	44,467	2,182,440
		11,416,372
Beverages — 2.4%
Beam, Inc.	30,493	1,785,975
Brown-Forman Corp., Class B	19,328	1,611,762
The Coca-Cola Co.	440,210	32,579,942
Coca-Cola Enterprises, Inc.	58,219	1,665,063
Constellation Brands, Inc., Class A (a)	33,425	788,496
Dr. Pepper Snapple Group, Inc.	41,264	1,659,226
Molson Coors Brewing Co., Class B	30,561	1,382,885
PepsiCo, Inc.	305,504	20,270,190
		61,743,539
Biotechnology — 1.2%
Amgen, Inc.	153,945	10,466,721
Biogen Idec, Inc. (a)	46,438	5,849,795
Celgene Corp. (a)	85,358	6,616,952
Gilead Sciences, Inc. (a)	147,313	7,196,240
		30,129,708

Common Stocks	Shares	Value
Building Products — 0.0%
Masco Corp.	69,537	$929,710
Capital Markets — 2.0%
Ameriprise Financial, Inc.	43,170	2,466,302
The Bank of New York Mellon Corp.	234,361	5,655,131
BlackRock, Inc. (b)	19,526	4,000,877
The Charles Schwab Corp.	210,227	3,020,962
E*Trade Financial Corp. (a)	49,472	541,718
Federated Investors, Inc., Class B (c)	17,875	400,579
Franklin Resources, Inc.	27,726	3,438,856
The Goldman Sachs Group, Inc.	96,265	11,972,478
Invesco Ltd.	86,802	2,315,009
Legg Mason, Inc.	23,870	666,689
Morgan Stanley	296,365	5,820,609
Northern Trust Corp.	46,910	2,225,880
State Street Corp.	94,901	4,317,995
T. Rowe Price Group, Inc.	49,313	3,220,139
		50,063,224
Chemicals — 2.2%
Air Products & Chemicals, Inc.	40,970	3,761,046
Airgas, Inc.	13,374	1,189,885
CF Industries Holdings, Inc.	12,738	2,326,596
The Dow Chemical Co.	230,576	7,987,153
E.I. du Pont de Nemours & Co.	181,338	9,592,780
Eastman Chemical Co.	26,653	1,377,693
Ecolab, Inc.	56,663	3,497,240
FMC Corp.	13,589	1,438,531
International Flavors & Fragrances, Inc.	15,585	913,281
Monsanto Co.	104,147	8,306,765
The Mosaic Co.	57,931	3,203,005
PPG Industries, Inc.	29,572	2,832,998
Praxair, Inc.	58,047	6,654,508
The Sherwin-Williams Co.	16,822	1,828,047
Sigma-Aldrich Corp.	23,491	1,716,252
		56,625,780
Commercial Banks — 1.4%
BB&T Corp.	135,632	4,257,488
Comerica, Inc.	38,457	1,244,469
Fifth Third Bancorp	178,961	2,514,402
First Horizon National Corp.	49,925	518,221
Huntington Bancshares, Inc.	168,215	1,084,987
KeyCorp	185,432	1,576,172
M&T Bank Corp.	24,593	2,136,640
The PNC Financial Services Group, Inc. (b)	102,623	6,618,157
Regions Financial Corp.	251,489	1,657,313
SunTrust Banks, Inc.	103,567	2,503,214
U.S. Bancorp	371,701	11,775,488
Zions Bancorporation	35,844	769,212
		36,655,763

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	20,433	$615,646
Cintas Corp.	21,463	839,633
Iron Mountain, Inc.	33,297	958,954
Pitney Bowes, Inc.	38,891	683,704
R.R. Donnelley & Sons Co. (c)	34,764	430,726
Republic Services, Inc., Class A	61,202	1,870,333
Stericycle, Inc. (a)	16,493	1,379,474
Waste Management, Inc.	89,755	3,137,835
		9,916,305
Communications Equipment — 2.2%
Cisco Systems, Inc.	1,047,613	22,157,015
F5 Networks, Inc. (a)	15,407	2,079,329
Harris Corp.	22,162	999,063
JDS Uniphase Corp. (a)	45,268	655,933
Juniper Networks, Inc. (a)	102,408	2,343,095
Motorola Mobility Holdings, Inc. (a)	51,283	2,012,345
Motorola Solutions, Inc.	57,240	2,909,509
QUALCOMM, Inc.	328,996	22,378,308
		55,534,597
Computers & Peripherals — 5.6%
Apple, Inc. (a)	181,351	108,714,484
Dell, Inc. (a)	297,047	4,930,980
EMC Corp. (a)	399,352	11,932,638
Hewlett-Packard Co.	384,427	9,160,895
Lexmark International, Inc., Class A	13,778	457,981
NetApp, Inc. (a)	70,616	3,161,478
SanDisk Corp. (a)	47,158	2,338,565
Western Digital Corp. (a)	45,515	1,883,866
		142,580,887
Construction & Engineering — 0.2%
Fluor Corp.	32,881	1,974,175
Jacobs Engineering Group, Inc. (a)	25,005	1,109,472
Quanta Services, Inc. (a)	41,130	859,617
		3,943,264
Construction Materials — 0.0%
Vulcan Materials Co.	25,082	1,071,754
Consumer Finance — 0.9%
American Express Co.	197,399	11,421,506
Capital One Financial Corp.	107,656	6,000,745
Discover Financial Services, Inc.	103,106	3,437,554
SLM Corp.	99,101	1,561,832
		22,421,637
Containers & Packaging — 0.1%
Ball Corp.	30,484	1,307,154
Bemis Co.	20,268	654,454
Owens-Illinois, Inc. (a)	31,978	746,366
Sealed Air Corp.	36,907	712,674
		3,420,648

Common Stocks	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	30,307	$1,901,764
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	21,815	842,932
DeVry, Inc.	11,458	388,082
H&R Block, Inc.	57,004	938,856
		2,169,870
Diversified Financial Services — 4.8%
Bank of America Corp.	2,087,549	19,977,844
Citigroup, Inc.	569,651	20,820,744
CME Group, Inc.	12,925	3,739,590
IntercontinentalExchange, Inc. (a)	14,123	1,940,783
JPMorgan Chase & Co.	742,504	34,140,334
Leucadia National Corp.	38,237	997,986
Moody’s Corp.	38,166	1,606,789
The NASDAQ OMX Group, Inc. (a)	24,303	629,448
NYSE Euronext	50,259	1,508,272
Wells Fargo & Co.	1,025,682	35,016,783
		120,378,573
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,153,183	36,013,905
CenturyLink, Inc.	120,532	4,658,562
Frontier Communications Corp.	192,543	802,904
Verizon Communications, Inc.	551,534	21,085,145
Windstream Corp.	114,119	1,336,334
		63,896,850
Electric Utilities — 1.8%
American Electric Power Co., Inc.	94,043	3,628,179
Duke Energy Corp.	259,852	5,459,491
Edison International	63,385	2,694,496
Entergy Corp.	34,362	2,309,126
Exelon Corp.	165,559	6,491,568
FirstEnergy Corp.	81,357	3,709,066
NextEra Energy, Inc.	80,964	4,945,281
Northeast Utilities, Inc.	34,483	1,280,009
Pepco Holdings, Inc. (c)	44,301	836,846
Pinnacle West Capital Corp.	21,176	1,014,330
PPL Corp.	112,684	3,184,450
Progress Energy, Inc.	57,432	3,050,214
The Southern Co.	168,565	7,573,625
		46,176,681
Electrical Equipment — 0.5%
Cooper Industries Plc	30,839	1,972,154
Emerson Electric Co.	142,862	7,454,539
Rockwell Automation, Inc.	27,703	2,207,929
Roper Industries, Inc.	18,852	1,869,365
		13,503,987
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	31,779	1,899,431
Corning, Inc.	296,052	4,168,412
Flir Systems, Inc.	29,985	758,921
Jabil Circuit, Inc.	35,885	901,431

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	2

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
Molex, Inc.	27,036	$760,252
TE Connectivity Ltd.	82,909	3,046,906
		11,535,353
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	85,122	3,570,017
Cameron International Corp. (a)	47,893	2,530,187
Diamond Offshore Drilling, Inc.	13,529	903,061
FMC Technologies, Inc. (a)	46,513	2,345,185
Halliburton Co.	179,541	5,958,966
Helmerich & Payne, Inc.	20,844	1,124,534
Nabors Industries Ltd. (a)	56,180	982,588
National Oilwell Varco, Inc.	82,520	6,557,864
Noble Corp. (a)	49,063	1,838,391
Rowan Cos., Inc. (a)	24,010	790,649
Schlumberger Ltd.	259,432	18,142,080
		44,743,522
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	84,602	7,681,862
CVS Caremark Corp.	253,330	11,349,184
The Kroger Co.	111,819	2,709,374
Safeway, Inc.	52,005	1,051,021
SUPERVALU, Inc. (c)	42,043	240,066
SYSCO Corp.	113,720	3,395,679
Wal-Mart Stores, Inc.	339,729	20,791,415
Walgreen Co.	169,917	5,690,520
Whole Foods Market, Inc.	31,576	2,627,123
		55,536,244
Food Products — 1.8%
Archer-Daniels-Midland Co.	128,708	4,074,895
Campbell Soup Co.	34,734	1,175,746
ConAgra Foods, Inc.	80,271	2,107,916
Dean Foods Co. (a)	36,435	441,228
General Mills, Inc.	125,402	4,947,109
H.J. Heinz Co.	62,231	3,332,470
The Hershey Co.	29,837	1,829,903
Hormel Foods Corp.	27,021	797,660
The J.M. Smucker Co.	22,057	1,794,558
Kellogg Co.	47,945	2,571,290
Kraft Foods, Inc.	343,943	13,073,273
McCormick & Co., Inc.	25,890	1,409,193
Mead Johnson Nutrition Co.	39,620	3,267,858
Sara Lee Corp.	115,093	2,477,952
Tyson Foods, Inc., Class A	56,725	1,086,284
		44,387,335
Gas Utilities — 0.1%
AGL Resources, Inc.	22,565	884,999
Oneok, Inc.	20,215	1,650,757
		2,535,756
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	108,999	6,515,960
Becton Dickinson & Co.	40,873	3,173,788
Boston Scientific Corp. (a)	281,574	1,683,813
C.R. Bard, Inc.	16,356	1,614,664

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
CareFusion Corp. (a)	43,739	$1,134,152
Covidien Plc	94,022	5,141,123
Dentsply International, Inc.	27,642	1,109,273
Edwards Lifesciences Corp. (a)	22,372	1,627,116
Intuitive Surgical, Inc. (a)	7,645	4,141,679
Medtronic, Inc.	202,414	7,932,605
St. Jude Medical, Inc.	62,343	2,762,418
Stryker Corp.	63,004	3,495,462
Varian Medical Systems, Inc. (a)(c)	21,985	1,516,086
Zimmer Holdings, Inc.	34,655	2,227,623
		44,075,762
Health Care Providers & Services — 2.1%
Aetna, Inc.	68,166	3,419,207
AmerisourceBergen Corp.	50,165	1,990,547
Cardinal Health, Inc.	67,251	2,899,191
Cigna Corp.	55,741	2,745,244
Coventry Health Care, Inc.	27,481	977,499
DaVita, Inc. (a)	18,232	1,643,980
Express Scripts, Inc. (a)(c)	94,302	5,109,282
Humana, Inc.	31,915	2,951,499
Laboratory Corp. of America Holdings (a)	18,912	1,731,205
McKesson Corp.	47,875	4,201,989
Medco Health Solutions, Inc. (a)	75,500	5,307,650
Patterson Cos., Inc.	16,870	563,458
Quest Diagnostics, Inc.	30,807	1,883,848
Tenet Healthcare Corp. (a)(c)	79,852	424,014
UnitedHealth Group, Inc.	203,260	11,980,144
WellPoint, Inc.	65,119	4,805,782
		52,634,539
Health Care Technology — 0.1%
Cerner Corp. (a)	28,391	2,162,259
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	88,115	2,826,729
Chipotle Mexican Grill, Inc. (a)	6,082	2,542,276
Darden Restaurants, Inc.	25,115	1,284,883
International Game Technology	57,735	969,371
Marriott International, Inc., Class A	51,966	1,966,913
McDonald’s Corp.	198,119	19,435,474
Starbucks Corp.	146,549	8,190,623
Starwood Hotels & Resorts Worldwide, Inc.	38,153	2,152,211
Wyndham Worldwide Corp.	28,400	1,320,884
Wynn Resorts Ltd.	15,451	1,929,521
Yum! Brands, Inc.	89,560	6,374,881
		48,993,766
Household Durables — 0.3%
D.R. Horton, Inc.	54,265	823,200
Harman International Industries, Inc.	13,861	648,833
Leggett & Platt, Inc.	27,004	621,362
Lennar Corp., Class A	31,228	848,777
Newell Rubbermaid, Inc.	56,127	999,622

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	3

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables (concluded)
PulteGroup, Inc. (a)	64,575	$571,489
Stanley Black & Decker, Inc.	32,985	2,538,526
Whirlpool Corp.	14,880	1,143,677
		8,195,486
Household Products — 2.1%
The Clorox Co.	25,255	1,736,281
Colgate-Palmolive Co.	93,286	9,121,505
Kimberly-Clark Corp.	76,581	5,658,570
The Procter & Gamble Co.	535,749	36,007,691
		52,524,047
Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	125,181	1,636,116
NRG Energy, Inc. (a)	44,320	694,494
		2,330,610
Industrial Conglomerates — 2.3%
3M Co.	135,098	12,052,092
General Electric Co.	2,058,123	41,306,529
Tyco International Ltd.	89,670	5,037,661
		58,396,282
Insurance — 3.5%
ACE Ltd.	65,585	4,800,822
Aflac, Inc.	90,865	4,178,881
The Allstate Corp.	96,938	3,191,199
American International Group, Inc. (a)	104,668	3,226,914
Aon Corp. (a)	63,260	3,103,536
Assurant, Inc.	16,839	681,979
Berkshire Hathaway, Inc., Class B (a)	341,984	27,752,002
Chubb Corp.	52,744	3,645,138
Cincinnati Financial Corp.	31,442	1,085,063
Genworth Financial, Inc., Class A (a)	95,642	795,741
Hartford Financial Services Group, Inc.	85,655	1,805,607
Lincoln National Corp.	56,317	1,484,516
Loews Corp.	59,442	2,369,953
Marsh & McLennan Cos., Inc.	105,714	3,466,362
MetLife, Inc.	206,254	7,703,587
Principal Financial Group, Inc.	58,654	1,730,880
The Progressive Corp.	118,966	2,757,632
Prudential Financial, Inc.	91,426	5,795,494
Torchmark Corp.	19,498	971,975
The Travelers Cos., Inc.	76,464	4,526,669
Unum Group	56,549	1,384,320
XL Group Plc	61,426	1,332,330
		87,790,600
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	70,813	14,340,341
Expedia, Inc.	18,499	618,607
Netflix, Inc. (a)	10,784	1,240,591
Priceline.com, Inc. (a)	9,687	6,950,422

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
TripAdvisor, Inc. (a)	18,499	$659,859
		23,809,820
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	34,599	1,269,783
eBay, Inc. (a)	222,791	8,218,760
Google, Inc., Class A (a)	49,329	31,631,728
VeriSign, Inc.	31,042	1,190,150
Yahoo! Inc. (a)	236,116	3,593,686
		45,904,107
IT Services — 3.8%
Accenture Plc, Class A (c)	125,894	8,120,163
Automatic Data Processing, Inc.	95,429	5,266,726
Cognizant Technology Solutions Corp. (a)(c)	59,015	4,541,204
Computer Sciences Corp.	30,181	903,619
Fidelity National Information Services, Inc.	45,340	1,501,661
Fiserv, Inc. (a)	26,964	1,871,032
International Business Machines Corp.	225,367	47,022,825
MasterCard, Inc., Class A	20,671	8,692,982
Paychex, Inc.	62,756	1,944,808
SAIC, Inc. (a)	54,323	717,064
Teradata Corp. (a)	32,568	2,219,509
Total System Services, Inc.	31,252	720,984
Visa, Inc., Class A	96,761	11,417,798
The Western Union Co.	120,690	2,124,144
		97,064,519
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	22,500	826,200
Mattel, Inc.	65,953	2,219,978
		3,046,178
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	67,627	3,010,078
Life Technologies Corp. (a)	34,686	1,693,370
PerkinElmer, Inc.	21,818	603,486
Thermo Fisher Scientific, Inc.	71,170	4,012,565
Waters Corp. (a)	17,329	1,605,705
		10,925,204
Machinery — 2.2%
Caterpillar, Inc.	125,953	13,416,514
Cummins, Inc.	37,335	4,481,693
Danaher Corp.	111,289	6,232,184
Deere & Co.	78,164	6,323,468
Dover Corp.	35,731	2,248,909
Eaton Corp.	65,112	3,244,531
Flowserve Corp.	10,605	1,224,984
Illinois Tool Works, Inc.	94,106	5,375,335
Ingersoll-Rand Plc	57,855	2,392,304
Joy Global, Inc.	20,591	1,513,438
PACCAR, Inc.	69,426	3,251,220
Pall Corp.	22,458	1,339,171
Parker Hannifin Corp.	29,358	2,482,219

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	4

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Snap-On, Inc.	11,288	$688,229
Xylem, Inc.	35,950	997,612
		55,211,811
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A	41,851	614,373
CBS Corp., Class B	126,267	4,281,714
Comcast Corp., Class A	524,496	15,740,125
DIRECTV, Class A (a)	131,548	6,490,578
Discovery Communications, Inc., Class A (a)(c)	50,294	2,544,876
Gannett Co., Inc.	46,748	716,647
The Interpublic Group of Cos., Inc.	86,774	990,091
The McGraw-Hill Cos., Inc.	54,084	2,621,452
News Corp., Class A	418,686	8,243,927
Omnicom Group, Inc.	53,073	2,688,147
Scripps Networks Interactive	18,581	904,709
Time Warner Cable, Inc.	61,098	4,979,487
Time Warner, Inc.	188,614	7,120,179
Viacom, Inc., Class B	105,074	4,986,812
The Walt Disney Co.	348,634	15,263,197
The Washington Post Co., Class B	927	346,299
		78,532,613
Metals & Mining — 0.8%
Alcoa, Inc.	207,419	2,078,338
Allegheny Technologies, Inc.	21,000	864,570
Cliffs Natural Resources, Inc.	27,631	1,913,723
Freeport-McMoRan Copper & Gold, Inc., Class B	184,381	7,013,853
Newmont Mining Corp.	96,303	4,937,455
Nucor Corp.	61,649	2,647,825
Titanium Metals Corp.	15,489	210,031
United States Steel Corp. (c)	28,029	823,212
		20,489,007
Multi-Utilities — 1.3%
Ameren Corp.	47,211	1,538,134
CenterPoint Energy, Inc.	82,903	1,634,847
CMS Energy Corp.	50,067	1,101,474
Consolidated Edison, Inc.	56,976	3,328,538
Dominion Resources, Inc.	110,903	5,679,343
DTE Energy Co.	32,960	1,813,789
Integrys Energy Group, Inc.	15,394	815,728
NiSource, Inc.	54,909	1,337,034
PG&E Corp.	80,168	3,480,093
Public Service Enterprise Group, Inc.	98,448	3,013,493
SCANA Corp.	22,568	1,029,326
Sempra Energy	46,806	2,806,488
TECO Energy, Inc.	41,817	733,888
Wisconsin Energy Corp.	44,842	1,577,542
Xcel Energy, Inc.	94,712	2,507,027
		32,396,744
Multiline Retail — 0.8%
Big Lots, Inc. (a)	12,554	540,073

Common Stocks	Shares	Value
Multiline Retail (concluded)
Dollar Tree, Inc. (a)	23,157	$2,188,105
Family Dollar Stores, Inc.	22,916	1,450,125
JCPenney Co., Inc.	28,151	997,390
Kohl’s Corp.	49,305	2,466,729
Macy’s, Inc.	80,578	3,201,364
Nordstrom, Inc.	31,102	1,733,003
Sears Holdings Corp. (a)(c)	7,357	487,401
Target Corp.	130,638	7,612,276
		20,676,466
Office Electronics — 0.1%
Xerox Corp.	259,127	2,093,746
Oil, Gas & Consumable Fuels — 9.3%
Alpha Natural Resources, Inc. (a)	42,583	647,687
Anadarko Petroleum Corp.	96,953	7,595,298
Apache Corp.	74,758	7,508,693
Cabot Oil & Gas Corp.	40,775	1,270,957
Chesapeake Energy Corp.	128,882	2,986,196
Chevron Corp.	384,533	41,237,319
ConocoPhillips	248,913	18,919,877
Consol Energy, Inc.	44,188	1,506,811
Denbury Resources, Inc. (a)	75,943	1,384,441
Devon Energy Corp.	78,607	5,590,530
El Paso Corp.	150,343	4,442,636
EOG Resources, Inc.	52,343	5,815,307
EQT Corp.	29,088	1,402,332
Exxon Mobil Corp.	916,746	79,509,381
Hess Corp.	58,862	3,469,915
Marathon Oil Corp.	136,934	4,340,808
Marathon Petroleum Corp.	67,625	2,932,220
Murphy Oil Corp.	37,720	2,122,504
Newfield Exploration Co. (a)	25,624	888,640
Noble Energy, Inc.	34,422	3,365,783
Occidental Petroleum Corp.	157,759	15,023,390
Peabody Energy Corp.	52,974	1,534,127
Pioneer Natural Resources Co.	23,980	2,675,928
QEP Resources, Inc.	34,400	1,049,200
Range Resources Corp.	30,711	1,785,538
Southwestern Energy Co. (a)	67,909	2,078,015
Spectra Energy Corp.	126,669	3,996,407
Sunoco, Inc.	20,791	793,177
Tesoro Corp. (a)	27,059	726,264
Valero Energy Corp.	107,985	2,782,773
Williams Cos., Inc.	115,201	3,549,343
WPX Energy, Inc. (a)	39,114	704,443
		233,635,940
Paper & Forest Products — 0.2%
International Paper Co.	85,031	2,984,588
MeadWestvaco Corp.	33,171	1,047,872
		4,032,460
Personal Products — 0.2%
Avon Products, Inc.	83,852	1,623,375

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products (concluded)
The Estée Lauder Cos., Inc., Class A	43,745	$2,709,565
		4,332,940
Pharmaceuticals — 5.7%
Abbott Laboratories	305,839	18,744,872
Allergan, Inc.	59,221	5,651,460
Bristol-Myers Squibb Co.	328,361	11,082,184
Eli Lilly & Co.	198,633	7,998,951
Forest Laboratories, Inc. (a)	51,664	1,792,224
Hospira, Inc. (a)(c)	32,058	1,198,649
Johnson & Johnson	533,937	35,218,485
Merck & Co., Inc.	592,086	22,736,102
Mylan, Inc. (a)	83,065	1,947,874
Perrigo Co.	18,153	1,875,386
Pfizer, Inc.	1,466,297	33,226,290
Watson Pharmaceuticals, Inc. (a)	24,743	1,659,266
		143,131,743
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,289	787,057
Equifax, Inc.	23,324	1,032,320
Robert Half International, Inc.	27,368	829,251
		2,648,628
Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	23,568	622,431
AvalonBay Communities, Inc.	18,523	2,618,226
Boston Properties, Inc.	28,847	3,028,647
Equity Residential (c)	58,408	3,657,509
HCP, Inc. (c)	79,668	3,143,699
Health Care REIT, Inc.	40,910	2,248,414
Host Marriott Corp. (c)	137,659	2,260,361
Kimco Realty Corp. (c)	79,189	1,525,180
Plum Creek Timber Co., Inc. (c)	31,408	1,305,316
ProLogis	89,288	3,216,154
Public Storage	27,656	3,821,230
Simon Property Group, Inc.	59,571	8,678,303
Ventas, Inc.	56,205	3,209,305
Vornado Realty Trust (c)	36,006	3,031,705
Weyerhaeuser Co.	104,378	2,287,966
		44,654,446
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (a)	63,816	1,273,767
		1,273,767
Road & Rail — 0.8%
CSX Corp.	204,697	4,405,080
Norfolk Southern Corp.	64,222	4,227,734
Ryder System, Inc.	9,855	520,344
Union Pacific Corp.	93,380	10,036,482
		19,189,640
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	114,192	915,820
Altera Corp.	62,718	2,497,431

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Analog Devices, Inc.	57,944	$2,340,938
Applied Materials, Inc.	251,173	3,124,592
Broadcom Corp., Class A (a)	95,419	3,749,967
First Solar, Inc. (a)(c)	11,097	277,980
Intel Corp.	971,761	27,316,202
KLA-Tencor Corp.	32,441	1,765,439
Linear Technology Corp.	44,555	1,501,503
LSI Corp. (a)	110,262	957,074
Microchip Technology, Inc.	37,372	1,390,238
Micron Technology, Inc. (a)	192,200	1,556,820
Novellus Systems, Inc. (a)	13,948	696,145
NVIDIA Corp. (a)	118,814	1,828,547
Teradyne, Inc. (a)	36,815	621,805
Texas Instruments, Inc.	222,718	7,485,552
Xilinx, Inc.	50,944	1,855,890
		59,881,943
Software — 3.7%
Adobe Systems, Inc. (a)	96,063	3,295,921
Autodesk, Inc. (a)	43,952	1,860,049
BMC Software, Inc. (a)	32,066	1,287,771
CA, Inc.	70,866	1,953,067
Citrix Systems, Inc. (a)	36,103	2,848,888
Electronic Arts, Inc. (a)	64,490	1,062,795
Intuit, Inc.	57,371	3,449,718
Microsoft Corp.	1,452,530	46,844,092
Oracle Corp.	762,504	22,234,617
Red Hat, Inc. (a)	37,577	2,250,486
Salesforce.com, Inc. (a)	26,456	4,087,717
Symantec Corp. (a)	141,911	2,653,736
		93,828,857
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	16,817	834,291
AutoNation, Inc. (a)	8,715	299,012
AutoZone, Inc. (a)	5,305	1,972,399
Bed Bath & Beyond, Inc. (a)	46,058	3,029,235
Best Buy Co., Inc.	55,489	1,313,980
CarMax, Inc. (a)	44,089	1,527,684
GameStop Corp., Class A (c)	26,560	580,070
The Gap, Inc.	64,606	1,688,801
Home Depot, Inc.	299,852	15,085,554
Limited Brands, Inc.	47,854	2,296,992
Lowe’s Cos., Inc.	241,398	7,575,069
O’Reilly Automotive, Inc. (a)	24,770	2,262,740
Ross Stores, Inc.	44,481	2,584,346
Staples, Inc.	135,040	2,184,947
Tiffany & Co.	24,702	1,707,649
TJX Cos., Inc.	146,725	5,826,450
Urban Outfitters, Inc. (a)	21,357	621,702
		51,390,921
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	55,979	4,326,057
NIKE, Inc., Class B	71,414	7,744,134
Ralph Lauren Corp.	12,574	2,192,026

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	6

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
VF Corp.	16,998	$2,481,368
		16,743,585
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	102,692	750,679
People’s United Financial, Inc.	69,905	925,542
		1,676,221
Tobacco — 1.9%
Altria Group, Inc.	397,909	12,283,451
Lorillard, Inc.	25,679	3,324,917
Philip Morris International, Inc.	334,917	29,676,995
Reynolds American, Inc.	65,010	2,694,015
		47,979,378
Trading Companies & Distributors — 0.2%
Fastenal Co.	57,444	3,107,720
W.W. Grainger, Inc.	11,866	2,548,936
		5,656,656
Wireless Telecommunication Services — 0.4%
American Tower Corp.	76,588	4,826,576
Crown Castle International Corp. (a)	48,706	2,597,978
MetroPCS Communications, Inc. (a)	57,063	514,708
Sprint Nextel Corp. (a)(c)	583,211	1,662,151
		9,601,413
Total Long-Term Investments (Cost – $1,761,671,143) – 98.1%		2,476,081,791

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(d)	44,683,281	$44,683,281

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (b)(d)(e)	$29,908	29,907,507
Total Short-Term Securities (Cost – $74,590,788) – 2.9%		74,590,788
Total Investments (Cost - $1,836,261,931*) – 101.0%		2,550,672,579
Liabilities in Excess of Other Assets – (1.0)%		(26,364,421)
Net Assets – 100.0%		$2,524,308,158

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,039,063,868
Gross unrealized appreciation	$1,609,466,014
Gross unrealized depreciation	(97,857,303)
Net unrealized appreciation	$1,511,608,711

(a)	Non-income producing security.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	7

Schedule of Investments (continued)	Master S&P 500 Index Series

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain/(Loss)	Income

BlackRock Liquidity Funds, TempFund Institutional Class	20,822,036	23,861,245	[1]	—	44,683,281	$44,683,281	$100	$10,753
BlackRock Liquidity Series, LLC Money Market Series	$21,533,097	8,374,410	[2]	—	$29,907,507	$29,907,507	—	$58,523
BlackRock, Inc.	19,881	233		(588)	19,526	$4,000,877	$(2,225)	$29,624
The PNC Financial Services Group, Inc.	104,451	1,363		(3,191)	102,623	$6,618,157	$12,987	$36,558

[1] Represents net shares purchased.

[2] Represents net beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
551	S&P 500 E Mini	Chicago Mercantile	June 2012	$38,658,160	$1,098,384

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,476,081,791	—	—	$2,476,081,791
Short-Term Securities	44,683,281	$29,907,507	—	74,590,788
Total	$2,520,765,072	$29,907,507	—	$2,550,672,579

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Asset:s:
Equity contracts	$1,098,384	—	—	$1,098,384

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	8

Schedule of Investments (concluded)	Master S&P 500 Index Series

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$143,683	—	—	$143,683
Liabilities:
Collateral on Securities Loaned at Value	(29,907,507)	—	—	(29,907,507)
Total	$(29,763,824)	—	—	$(29,763,824)

There were no transfers between levels during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 23, 2012